Expense Example, No Redemption	Apr. 15, 2026 USD ($)
Calamos Autocallable Income ETF | Calamos Autocallable Income ETF | Calamos Autocallable Income ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 76
Expense Example, No Redemption, 3 Years	237
Calamos Nasdaq® Autocallable Income ETF | Calamos Nasdaq Autocallable Income ETF | Calamos Nasdaq Autocallable Income ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	$ 237